Related Party Transactions - Additional information (Details) - USD ($)			1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 02, 2020	Jul. 24, 2020	Nov. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 22, 2021
Related Party Transaction [Line Items]
Repayment of advances - related party						$ 3,855,000	$ 37,188,000	$ 37,188,000	$ 76,563,000	$ 117,875,000
Working Capital Loans | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Maximum loans converted into warrants					$ 1,500,000			$ 1,500,000
Exercise price of warrants					$ 1.00			$ 1.00
Outstanding balance					$ 0			$ 0
Sponsor | Unsecured Promissory Note [Member] | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Face amount		$ 300,000
Related Party Loans | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Outstanding balance					0			0
Related Party Loans | Working Capital Loans | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Maximum loans converted into warrants				$ 1,500,000		1,500,000					$ 90,700,000
Outstanding balance of related party note				0	0	0		$ 0
Administrative Support Agreement [Member] | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Administrative expenses - related party				$ 30,000		$ 90,000
Expenses per month			$ 10,000		10,000
Expenses incurred					$ 10,000
Initial Public Offering | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Exercise price of warrants	$ 11.50
Initial Public Offering | Sponsor | Seaport Global Acquisition Corp
Related Party Transaction [Line Items]
Repayment of advances - related party	$ 275,000